Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the NEOs or how the Executive Organization & Compensation Committee evaluates compensation decisions in light of Applied’s or any individual’s performance. For discussion of how the Executive Organization & Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 23.
The following tables and related disclosures provide information concerning (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO
Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 41, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

	Summary Compensation Table (SCT) Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1, 2)	Average SCT Total for Other NEOs ($) (1)	Average Compensation Actually Paid to Other NEOs ($) (1, 2)	Value of Initial Fixed $100 Investment Based On:		Net	Adjusted EBITDA ($) (5)
Year					Company TSR ($)	Peer Group TSR ($) (3)	Income ($) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	6,276,998	13,971,455	1,330,511	2,461,405	326.62	220.38	385,762	553,315
2023	6,361,505	17,661,702	1,383,353	2,666,450	241.87	185.01	346,739	524,421
2022	5,840,834	8,823,200	1,353,747	1,776,726	158.89	129.96	257,414	408,949
2021	6,084,592	11,107,443	1,412,320	2,139,081	148.43	134.03	144,757	310,121

(1)	Neil A. Schrimsher was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:
(i)	2024 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, and Jason W. Vasquez
(ii	2023 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, Jason W. Vasquez, and Fred D. Bauer.
(ii)	2022 and 2021 – David K. Wells, Fred D. Bauer, Warren E. Hoffner, and Kurt W. Loring.
(2)
The tables below show the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO and our Other NEOs. These amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

PEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	6,276,998	3,909,392	11,603,849	13,971,455
2023	6,361,505	3,489,746	14,789,943	17,661,702
2022	5,840,834	2,998,444	5,980,810	8,823,200
2021	6,084,592	3,351,101	8,373,952	11,107,443

(i)	Represents the grant-date fair value of equity-based awards granted in each fiscal year presented, as shown in the “Stock Awards” and “Option Awards” columns of the SCT.
(ii)	Represents the value of equity calculated in accordance with Item 402(v) for each fiscal year presented.

Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	1,330,511	577,877	1,708,771	2,461,405
2023	1,383,353	505,217	1,788,314	2,666,450
2022	1,353,747	453,345	876,324	1,776,726
2021	1,412,320	497,352	1,224,113	2,139,081

(i)	Represents the grant-date fair value of equity-based awards granted in each fiscal year presented, as shown in the “Stock Awards” and “Option Awards” columns of the SCT.
(ii)	Represents the value of equity calculated in accordance with Item 402(v) for each fiscal year presented.
(3)
The peer group used in this disclosure is the Dow Jones US Industrial Suppliers Index (Peer Group), which is the same peer group used in Applied’s performance graph disclosed pursuant to Item 201(e) of Regulation
S-K
under the 1934 Act.

(4)	Net Income as reported in Applied’s Consolidated Statements of Income included in our Form 10-K.
(5)
Adjusted EBITDA for incentive programs, our company-selected measure, is the non-GAAP
financial performance measure from the tabular list of 2024 Most Important Performance Measures below which, in Applied’s assessment, is the most important performance measure for 2024 not otherwise
included in the table above.

The amounts in the “Additions to SCT Total” in the tables above are derived from the amounts set forth in the following tables:
PEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	5,259,141	6,128,124	0	196,491	(30,157)	50,250	11,603,849
2023	5,594,983	8,560,805	0	634,155	0	0	14,789,943
2022	3,839,482	2,207,750	0	(81,162)	0	14,740	5,980,810
2021	6,070,046	2,338,732	0	420,550	(481,246)	25,870	8,373,952
Non-PEO
NEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	779,623	907,146	0	19,923	(4,052)	6,131	1,708,771
2023	685,721	1,032,853	23,748	88,912	(42,920)	0	1,788,314
2022	575,457	311,053	0	(12,598)	0	2,412	876,324
2021	881,992	345,877	0	62,611	(70,462)	4,095	1,224,113

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Neil A. Schrimsher was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:
(i)	2024 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, and Jason W. Vasquez
(ii	2023 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, Jason W. Vasquez, and Fred D. Bauer.
(ii)	2022 and 2021 – David K. Wells, Fred D. Bauer, Warren E. Hoffner, and Kurt W. Loring.

Peer Group Issuers, Footnote
(3)
The peer group used in this disclosure is the Dow Jones US Industrial Suppliers Index (Peer Group), which is the same peer group used in Applied’s performance graph disclosed pursuant to Item 201(e) of Regulation
S-K
under the 1934 Act.

PEO Total Compensation Amount	$ 6,276,998	$ 6,361,505	$ 5,840,834	$ 6,084,592
PEO Actually Paid Compensation Amount	$ 13,971,455	17,661,702	8,823,200	11,107,443
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	6,276,998	3,909,392	11,603,849	13,971,455
2023	6,361,505	3,489,746	14,789,943	17,661,702
2022	5,840,834	2,998,444	5,980,810	8,823,200
2021	6,084,592	3,351,101	8,373,952	11,107,443
PEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	5,259,141	6,128,124	0	196,491	(30,157)	50,250	11,603,849
2023	5,594,983	8,560,805	0	634,155	0	0	14,789,943
2022	3,839,482	2,207,750	0	(81,162)	0	14,740	5,980,810
2021	6,070,046	2,338,732	0	420,550	(481,246)	25,870	8,373,952

Non-PEO NEO Average Total Compensation Amount	$ 1,330,511	1,383,353	1,353,747	1,412,320
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,461,405	2,666,450	1,776,726	2,139,081
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	1,330,511	577,877	1,708,771	2,461,405
2023	1,383,353	505,217	1,788,314	2,666,450
2022	1,353,747	453,345	876,324	1,776,726
2021	1,412,320	497,352	1,224,113	2,139,081
Non-PEO
NEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	779,623	907,146	0	19,923	(4,052)	6,131	1,708,771
2023	685,721	1,032,853	23,748	88,912	(42,920)	0	1,788,314
2022	575,457	311,053	0	(12,598)	0	2,412	876,324
2021	881,992	345,877	0	62,611	(70,462)	4,095	1,224,113

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR – The chart below compares the PEO’s and Non-PEO NEO’s CAP values to the four-year TSR values for the Company and the Peer Group:
Compensation Actually Paid vs. Net Income	CAP versus Company Net Income – The chart below compares the PEO’s and Non-PEO NEO’s CAP values to the Company’s Net Income:
Compensation Actually Paid vs. Company Selected Measure	CAP versus Company Adjusted EBITDA – The chart below compares the PEO’s and Non-PEO NEO’s CAP values to the Company’s Adjusted EBITDA:
Total Shareholder Return Vs Peer Group	TSR: Company versus Peer Group – The Company’s four-year cumulative TSR compared to the four-year cumulative TSR of the Peer Group:
Tabular List, Table
The following table presents the financial performance measures that we consider to have been the most important in linking CAP to our PEO and Other NEO for 2024 to performance, as further described in the Compensation Discussion and Analysis in the sections entitled “Annual Incentive Pay” and “Long-Term Incentives.” The measures in this table are not ranked.

2024 Most Important Performance Measures
Net Income
Adjusted EBITDA
Average Working Capital as a Percentage of Sales
ROA

Total Shareholder Return Amount	$ 326.62	241.87	158.89	148.43
Peer Group Total Shareholder Return Amount	220.38	185.01	129.96	134.03
Net Income (Loss)	$ 385,762	$ 346,739	$ 257,414	$ 144,757
Company Selected Measure Amount	553,315	524,421	408,949	310,121
PEO Name	Neil A. Schrimsher
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA for incentive programs, our company-selected measure, is the non-GAAP
financial performance measure from the tabular list of 2024 Most Important Performance Measures below which, in Applied’s assessment, is the most important performance measure for 2024 not otherwise
included in the table above.

Measure:: 3
Pay vs Performance Disclosure
Name	Average Working Capital as a Percentage of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	ROA
PEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,909,392)	$ (3,489,746)	$ (2,998,444)	$ (3,351,101)
PEO | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,603,849	14,789,943	5,980,810	8,373,952
PEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,259,141	5,594,983	3,839,482	6,070,046
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,128,124	8,560,805	2,207,750	2,338,732
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,491	634,155	(81,162)	420,550
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,157)	0	0	(481,246)
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,250	0	14,740	25,870
Non-PEO NEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(577,877)	(505,217)	(453,345)	(497,352)
Non-PEO NEO | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,708,771	1,788,314	876,324	1,224,113
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	779,623	685,721	575,457	881,992
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907,146	1,032,853	311,053	345,877
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	23,748	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,923	88,912	(12,598)	62,611
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,052)	(42,920)	0	(70,462)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,131	$ 0	$ 2,412	$ 4,095